Revenue and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and Operating Expenses [Abstract]
Schedule of Disaggregation Revenue Per Product Segments	A disaggregation revenue per product segments is as follows:
	2023		2022	2021

Revenue by home organization products:
Kitchen and food preservation	Ps.	2,027,320	2,163,684	3,283,421
Home solutions		1,081,778	1,272,272	2,319,156
Laundry & Cleaning		666,220	691,272	826,188
Bedroom		620,282	854,323	1,608,424
Tech & mobility		521,348	553,977	769,767
Bathroom		418,190	749,161	1,217,927
Wellness		351,768	-	-
Others		39,702	58,655	42,800

Total revenue by home organization products		5,726,608	6,343,344	10,067,683

Revenue by beauty and personal care products:
Fragrance		5,139,914	3,472,919	-
Color (cosmetics)		909,238	642,876	-
Skin care		785,450	611,905	-
Toiletries		448,297	321,806	-
Others		-	114,699	-

Total revenue of beauty and personal care products		7,282,899	5,164,205	-

Total revenue of the Group	Ps.	13,009,507	11,507,549	10,067,683

Schedule of Operating Expenses by Nature	Operating expenses by nature type, for the years of 2023, 2022 and 2021 are as follows:
	2023		2022	2021

Promotions for the sales force	Ps.	2,343,532	1,743,961	503,291
Cost of personnel services and other employee benefits		1,663,196	1,502,030	621,519
Distribution costs		593,174	473,516	463,762
Sales catalog		399,503	445,753	417,522
Depreciation and amortization		375,134	287,702	82,122
Commissions and professional fees		323,079	217,384	69,954
Impairment loss on trade accounts receivables		304,501	269,595	198,495
Events, marketing and advertising		298,905	199,771	109,822
Packing materials		145,076	161,095	201,006
Travel expenses		51,565	33,223	11,258
Market research		21,087	12,031	9,550
Bank fees		19,541	25,853	34,335
Rent expense		15,295	30,987	52,660
Other		408,898	475,287	192,514

	Ps.	6,962,486	5,878,188	2,967,810